QB2 Advances from SMM/SC - Summary of Debt Continuity (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings at beginning of period	$ 4,940	$ 6,534	$ 5,292	$ 7,167
Non-cash changes
Finance fees, discount amortization and other	27	11	8	11
Changes in foreign exchange rates	0	458	0	(164)
Borrowings at end of period	3,149	4,531	4,940	6,534
SSM/SC | Quebrada Blanca Phase 2 project facility
Disclosure of detailed information about borrowings [line items]
Borrowings at beginning of period	2,644	3,497	1,683	2,279
Cash flows
Advances	471	652	960	1,292
Non-cash changes
Finance fees, discount amortization and other	1	1	1	1
Changes in foreign exchange rates	0	333	0	(75)
Borrowings at end of period	$ 3,116	$ 4,483	$ 2,644	$ 3,497